UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21873

AMERICAN VANTAGE COMPANIES
(Exact name of Registrant as specified in Charter)

P.O. Box 81920, Las Vegas, Nevada	89180
(Address of principal executive offices)	(Zip Code)

JAY H. BROWN, 520 S. FOURTH ST., LAS VEGAS, NV  89101
(Name and address of Agent for Service)

Registrant’s telephone number, including area code:  (702)  227-9800

Date of fiscal year end:  December 31, 2009

Date of reporting period:  March 31, 2009

Item 1.  Schedule of Investments.

			Industry/	Number		Percentage of
			Ticker/	of	Value at	investments at
	Name of unaffiliated user	Title of issue	CUSIP	Shares	March 31, 2009	March 31, 2009
Common
stock:	Candidates on Demand	Common stock	Temp. placement/	100	$1,302,000	32.2%
	Group, Inc.		recruitment
	Genius Products, Inc. ("Genius")	Common stock	GNPI.PK or	525,000	3,000	0.1%
			GNPR.PK
					1,305,000	32.3%
Preferred
stock:	Federated Premier Intermediate
	Municipal Income Fund--
	Moodys: AAA	Series A	31423M204	9	225,000	5.6%
	Paine Webber Premium
	Municipal Income--Moody's
	and S&P: AAA	Series B	69574F305	11	550,000	13.6%
					775,000	19.2%
Warrants:
	Genius	$2.56 Warrants	GNPI.PK or	250,000	1,000	0.0%
	Genius	$2.78 Warrants	GNPR.PK	700,000	3,000	0.1%
					4,000	0.1%
Other:
	Border Grill Las Vegas, LLC	Member shares	Restaurant		1,960,000	48.4%
					$4,044,000	100.0%
______________________

Notes to Schedule of Investments:

The fair market valuations for the preferred stock auction rate issuances are based on Wells Fargo Investment estimates at March 31, 2009 and may not reflect actual market transactions.  If current unfavorable conditions in the credit markets continue to occur, no assurance can be given by American Vantage Companies (with its controlled subsidiaries, collectively, the “Company”) that these valuations may be obtained in a sale(s) transaction.

In March 2009, Genius filed an Information Statement Pursuant to Section 14(c) of the Securities Exchange Act of 1934 informing shareholders of record on March 9, 2009 of a 1:500 reverse stock split.  The Genius stock price did not reflect the reverse stock split until April 3, 2009.  Therefore, at March 31, 2009, the number of Genius shares reported as held by the Company does not reflect the reverse stock split.  Taking into effect the 1:500 reverse stock split, subsequent to March 31, 2009, the Company holds 1,050 shares of Genius common stock.

Item 2.  Controls and Procedures.

(a)           The Company maintains disclosure controls and procedures (as such term is defined in Rule 31a-3(c) promulgated under the Investment Company Act of 1940 (the “Act”)) that are designed to ensure that information required to be disclosed in its reports filed pursuant to the Act is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s (the “SEC”) rules and forms, and that such information is accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure.

An evaluation was performed, as of March 31, 2009, under the supervision and with the participation of the Company’s management, including its President and Chief Executive Officer and Chief Financial Officer, of the effectiveness of the design and operation of the Company’s disclosure controls and procedures, as defined in Rule 30a-3(c) promulgated under the Act and Rules 13a-15(b) or 15d-15(b) promulgated under the Securities Exchange Act of 1934.  Based on such evaluation, the Company’s management concluded that the Company’s disclosure controls and procedures were effective to ensure that information the Company is required to disclose in reports that the Company’s files or submits under the Act are recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms, and that such information is accumulated and communicated to the Company’s management, including the President and Chief Executive Officer and Chief Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)           There has been no change in the Company’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company’s internal controls over financial reporting.

Item 3.  Exhibits.

(a)	Exhibits

	(1)	Certification of Ronald J. Tassinari pursuant to Investment Company Act Rule 30a-2(a) **

	(2)	Certification of Anna M. Morrison pursuant to Investment Company Act Rule 30a-2(a) **

___________________
** Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN VANTAGE COMPANIES

Date: May 13, 2009	By: /s/ Ronald J. Tassinari
Ronald J. Tassinari,
Chairman, President and Chief Executive Officer
(Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 13, 2009	By: /s/ Ronald J. Tassinari
Ronald J. Tassinari,
Chairman, President and Chief Executive Officer
(Principal Executive Officer)

Date: May 13, 2009	By: /s/ Anna M. Morrison
Anna M. Morrison,
Chief Financial Officer
(Principal Financial Officer)